NONCONTROLLING INTERESTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
NONCONTROLLING INTERESTS.
NONCONTROLLING INTERESTS

NOTE 14—NONCONTROLLING INTERESTS

The Company has ownership interests in multiple subsidiaries that are consolidated within the Company’s financial statements but are not wholly owned. During the nine months ended September 30, 2017 and 2016, the Company entered into transactions that impacted its ownership interest in certain of these subsidiaries while maintaining control over such subsidiaries. As a result of the Company’s change in ownership interest in these subsidiaries, the Company reduced its noncontrolling interests and recognized an increase in equity related to transactions with holders of noncontrolling interests. The Company reports a noncontrolling interest representing the common units of SES Holdings held by Legacy Owner Holdco. Changes in Select Energy Services’ ownership interest in SES Holdings while it retains its controlling interest are accounted for as equity transactions.

The following table summarizes the effects of changes in noncontrolling interests on equity for the nine months ended September 30, 2017:

	For the nine months ended September 30,
	2017	2016
	(in thousands)
Net loss attributable to Select Energy Services, Inc. and its Predecessor	$(7,164)	$(285,359)
Transfers from noncontrolling interests:
Increase in additional paid-in capital as a result of the contribution of proceeds from the IPO to SEC Holdings, LLC in exchange for common units	87,835	—
Increase in additional paid-in capital as a result of the contribution of assets acquired to SES Holdings, LLC in exchange for common units	4,360	—
Increase in contributed capital due to purchase of noncontrolling interest	—	135
Change to equity from net loss attributable to Select Energy Services, Inc. and its Predecessor and transfers from noncontrolling interests	$85,031	$(285,224)

NOTE 15—NONCONTROLLING INTERESTS

The Company has ownership interests in multiple subsidiaries that are consolidated within the Company’s financial statements but are not wholly owned. During the year ended December 31, 2016, the Company purchased additional interests from third-parties in certain of these subsidiaries for a total of $0.3 million. As a result of the Company’s increased interest in these subsidiaries, the Company reduced its noncontrolling interests by $1.1 million and recognized an increase in Predecessor equity related to the purchase of noncontrolling interests of $0.7 million.

The following table summarizes the effects of changes in noncontrolling interests on Predecessor equity for the year ended December 31, 2016:

December 31, 2016
(in thousands)
Net loss prior to 144A Offering	$(306,481)
Transfers from noncontrolling interests:
Increase in Predecessor equity due to purchase of noncontrolling interests	707
Change to Predecessor equity from net loss prior to 144A Offering and transfers from noncontrolling interests	$(305,774)